MML Blend Fund — Portfolio of Investments

September 30, 2025 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	492,530	$26,640,948
iShares Core S&P 500 ETF	286,973	192,071,029
iShares Core S&P Mid-Cap ETF	211,624	13,810,582
iShares Core S&P Small-Cap ETF (a)	50,894	6,047,734
iShares Core S&P Total U.S. Stock Market ETF	1,446,829	210,730,644
iShares Core Total USD Bond Market ETF	2,354,585	109,982,665
iShares Core U.S. Aggregate Bond ETF	1,096,975	109,971,744
iShares iBoxx High Yield Corporate Bond ETF	328,010	26,631,132
TOTAL EXCHANGE-TRADED FUNDS (Cost $530,995,148)		695,886,478
TOTAL LONG-TERM INVESTMENTS (Cost $530,995,148)		695,886,478
TOTAL INVESTMENTS — 99.9% (Cost $530,995,148) (b)		695,886,478
Other Assets/(Liabilities) — 0.1%		722,607
NET ASSETS — 100.0%		$696,609,085

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $4,349,178 or 0.62% of net assets. The Fund received $4,437,269 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Fund — Portfolio of Investments

September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 7.7%
AT&T, Inc.	702,200	$19,830,128
Comcast Corp. Class A	290,200	9,118,084
Fox Corp. Class A	27,700	1,746,762
Match Group, Inc.	24,100	851,212
News Corp. Class A	37,100	1,139,341
Verizon Communications, Inc.	414,100	18,199,695
Walt Disney Co.	151,700	17,369,650
		68,254,872
Consumer Discretionary — 6.8%
ADT, Inc.	64,000	557,440
AutoNation, Inc. (a)	6,600	1,443,882
BorgWarner, Inc.	18,500	813,260
Darden Restaurants, Inc.	6,300	1,199,268
Dillard’s, Inc. Class A (b)	600	368,688
DR Horton, Inc.	16,300	2,762,361
eBay, Inc.	45,300	4,120,035
Expedia Group, Inc.	12,000	2,565,000
Ford Motor Co.	383,600	4,587,856
Gap, Inc.	34,100	729,399
General Motors Co.	95,300	5,810,441
Genuine Parts Co.	13,700	1,898,820
H&R Block, Inc.	11,300	571,441
Hasbro, Inc.	11,000	834,350
Lennar Corp. Class A	12,400	1,562,896
Lithia Motors, Inc.	2,400	758,400
LKQ Corp.	23,600	720,744
Lowe’s Cos., Inc.	60,500	15,204,255
MGM Resorts International (a) (b)	26,700	925,422
Mohawk Industries, Inc. (a)	1,200	154,704
NVR, Inc. (a)	300	2,410,398
Penske Automotive Group, Inc. (b)	6,500	1,130,415
PulteGroup, Inc.	21,800	2,880,434
Toll Brothers, Inc.	8,100	1,118,934
TopBuild Corp. (a) (b)	2,800	1,094,408
Ulta Beauty, Inc. (a)	4,100	2,241,675
Williams-Sonoma, Inc.	11,300	2,208,585
		60,673,511
Consumer Staples — 6.4%
Albertsons Cos., Inc. Class A	55,000	963,050
Altria Group, Inc.	165,500	10,932,930
Coca-Cola Consolidated, Inc.	7,500	878,700
Dollar General Corp.	12,000	1,240,200
Dollar Tree, Inc. (a)	17,500	1,651,475
Hormel Foods Corp.	9,100	225,134

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ingredion, Inc.	6,300	$769,293
J.M. Smucker Co.	2,100	228,060
Kenvue, Inc.	118,300	1,920,009
Keurig Dr. Pepper, Inc.	133,400	3,403,034
Kimberly-Clark Corp.	32,600	4,053,484
Kraft Heinz Co.	98,600	2,567,544
Kroger Co.	64,900	4,374,909
Molson Coors Beverage Co. Class B	17,300	782,825
Mondelez International, Inc. Class A	109,100	6,815,477
PepsiCo, Inc.	74,500	10,462,780
Sysco Corp.	47,600	3,919,384
Tyson Foods, Inc. Class A	28,200	1,531,260
		56,719,548
Energy — 6.7%
Antero Midstream Corp.	47,100	915,624
Antero Resources Corp. (a)	16,900	567,164
APA Corp.	19,400	471,032
Baker Hughes Co.	90,500	4,409,160
EOG Resources, Inc.	53,600	6,009,632
Exxon Mobil Corp.	232,100	26,169,275
HF Sinclair Corp.	18,500	968,290
Kinder Morgan, Inc.	218,400	6,182,904
Ovintiv, Inc.	25,300	1,021,614
Phillips 66	40,000	5,440,800
Range Resources Corp.	23,400	880,776
TechnipFMC PLC	35,400	1,396,530
Valero Energy Corp.	30,500	5,192,930
		59,625,731
Financials — 31.5%
Aflac, Inc.	45,100	5,037,670
Allstate Corp.	5,200	1,116,180
Ally Financial, Inc.	18,500	725,200
American Financial Group, Inc.	5,800	845,176
American International Group, Inc.	48,700	3,824,898
Ameriprise Financial, Inc.	7,800	3,831,750
Apollo Global Management, Inc.	38,700	5,157,549
Arch Capital Group Ltd.	25,500	2,313,615
Assurant, Inc.	4,100	888,060
Axis Capital Holdings Ltd.	6,600	632,280
Bank of America Corp.	495,400	25,557,686
Bank of New York Mellon Corp.	56,800	6,188,928
Carlyle Group, Inc. (b)	29,800	1,868,460
Chubb Ltd.	33,000	9,314,250
Cincinnati Financial Corp.	12,900	2,039,490
Citigroup, Inc.	120,700	12,251,050
Citizens Financial Group, Inc.	30,800	1,637,328
Comerica, Inc.	6,800	465,936
Commerce Bancshares, Inc.	9,080	542,621
Corebridge Financial, Inc.	46,000	1,474,300
Corpay, Inc. (a)	4,900	1,411,494
Cullen/Frost Bankers, Inc. (b)	3,400	431,018
East West Bancorp, Inc.	9,200	979,340

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equitable Holdings, Inc.	28,400	$1,442,152
Everest Group Ltd.	3,600	1,260,828
Fidelity National Financial, Inc.	18,300	1,106,967
Fifth Third Bancorp	39,500	1,759,725
First Citizens BancShares, Inc. Class A	1,060	1,896,509
First Horizon Corp.	26,200	592,382
Globe Life, Inc.	1,600	228,752
Goldman Sachs Group, Inc.	24,230	19,295,560
Hartford Insurance Group, Inc.	23,500	3,134,665
Huntington Bancshares, Inc.	98,600	1,702,822
JP Morgan Chase & Co.	156,900	49,490,967
Loews Corp.	17,500	1,756,825
M&T Bank Corp.	9,500	1,877,390
Markel Group, Inc. (a)	910	1,739,338
MetLife, Inc.	58,000	4,777,460
Morgan Stanley	124,400	19,774,624
Northern Trust Corp.	16,300	2,193,980
Old Republic International Corp.	20,400	866,388
PNC Financial Services Group, Inc.	27,200	5,465,296
Popular, Inc.	1,300	165,113
Primerica, Inc.	2,700	749,493
Principal Financial Group, Inc.	18,600	1,542,126
Progressive Corp.	35,900	8,865,505
Prudential Financial, Inc.	25,800	2,676,492
Raymond James Financial, Inc.	17,000	2,934,200
Regions Financial Corp.	62,300	1,642,851
Reinsurance Group of America, Inc.	4,297	825,583
RenaissanceRe Holdings Ltd.	4,100	1,041,113
SEI Investments Co.	10,600	899,410
State Street Corp.	23,800	2,761,038
Stifel Financial Corp.	6,900	782,943
Synchrony Financial	32,100	2,280,705
T. Rowe Price Group, Inc.	15,500	1,590,920
Travelers Cos., Inc.	29,200	8,153,224
Truist Financial Corp.	66,900	3,058,668
Unum Group	13,700	1,065,586
US Bancorp	79,600	3,847,068
Voya Financial, Inc.	3,600	269,280
W. R. Berkley Corp.	31,350	2,402,037
Webster Financial Corp.	11,900	707,336
Wells Fargo & Co.	236,200	19,798,284
Western Alliance Bancorp	2,200	190,784
Willis Towers Watson PLC	7,200	2,487,240
Zions Bancorp NA	6,200	350,796
		279,984,704
Health Care — 16.3%
AbbVie, Inc.	69,600	16,115,184
Amgen, Inc.	42,800	12,078,160
Bio-Rad Laboratories, Inc. Class A (a) (b)	400	112,156
Cardinal Health, Inc.	19,808	3,109,064
Cencora, Inc.	19,000	5,938,070
Cigna Group	26,300	7,580,975
CVS Health Corp.	103,800	7,825,482

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
DaVita, Inc. (a)	7,300	$969,951
Exelixis, Inc. (a)	26,800	1,106,840
GE HealthCare Technologies, Inc. (a)	24,900	1,869,990
Gilead Sciences, Inc.	96,700	10,733,700
Halozyme Therapeutics, Inc. (a)	10,000	733,400
HCA Healthcare, Inc.	27,000	11,507,400
Henry Schein, Inc. (a) (b)	12,000	796,440
Humana, Inc.	6,500	1,691,105
Jazz Pharmaceuticals PLC (a)	5,200	685,360
Johnson & Johnson	198,700	36,842,954
Labcorp Holdings, Inc.	8,200	2,353,892
Medtronic PLC	125,900	11,990,716
Quest Diagnostics, Inc.	11,600	2,210,728
Roivant Sciences Ltd. (a)	62,100	939,573
Royalty Pharma PLC	23,500	829,080
Tenet Healthcare Corp. (a)	9,100	1,847,664
United Therapeutics Corp. (a)	3,700	1,551,077
Universal Health Services, Inc. Class B	6,200	1,267,528
Zimmer Biomet Holdings, Inc.	19,400	1,910,900
		144,597,389
Industrials — 8.5%
3M Co.	52,300	8,115,914
A.O. Smith Corp.	11,300	829,533
Acuity, Inc.	3,000	1,033,170
AGCO Corp. (b)	7,200	770,904
Allegion PLC	7,800	1,383,330
CACI International, Inc. Class A (a) (b)	2,100	1,047,438
CNH Industrial NV	114,100	1,237,985
CSX Corp.	171,600	6,093,516
Cummins, Inc.	11,300	4,772,781
Delta Air Lines, Inc.	50,700	2,877,225
Donaldson Co., Inc.	11,500	941,275
Dover Corp.	8,200	1,368,006
Expeditors International of Washington, Inc.	13,500	1,654,965
General Dynamics Corp.	22,500	7,672,500
Genpact Ltd.	17,100	716,319
Huntington Ingalls Industries, Inc. (b)	3,600	1,036,476
Leidos Holdings, Inc.	12,649	2,390,155
Masco Corp.	21,000	1,478,190
Middleby Corp. (a) (b)	5,300	704,529
Mueller Industries, Inc.	10,900	1,102,099
Norfolk Southern Corp.	19,100	5,737,831
Oshkosh Corp.	6,300	817,110
PACCAR, Inc.	51,513	5,064,758
Regal Rexnord Corp.	6,000	860,640
Snap-on, Inc.	5,200	1,801,956
Southwest Airlines Co. (b)	52,000	1,659,320
Textron, Inc.	18,600	1,571,514
Toro Co.	2,000	152,400
U-Haul Holding Co. (UHAL US) (a) (b)	1,300	74,191
U-Haul Holding Co. (UHAL/B US)	16,300	829,670
United Airlines Holdings, Inc. (a)	31,800	3,068,700
United Rentals, Inc.	5,950	5,680,227

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WESCO International, Inc.	4,500	$951,750
		75,496,377
Information Technology — 6.8%
Applied Materials, Inc.	15,700	3,214,418
CDW Corp.	7,100	1,130,888
Cisco Systems, Inc.	307,400	21,032,308
Cognizant Technology Solutions Corp. Class A	48,500	3,252,895
Dell Technologies, Inc. Class C	33,400	4,735,118
Dropbox, Inc. Class A (a)	20,100	607,221
First Solar, Inc. (a)	10,600	2,337,618
Gen Digital, Inc.	61,000	1,731,790
NetApp, Inc.	18,200	2,155,972
QUALCOMM, Inc.	108,000	17,966,880
Skyworks Solutions, Inc.	3,000	230,940
TD SYNNEX Corp.	8,000	1,310,000
Twilio, Inc. Class A (a)	8,300	830,747
		60,536,795
Materials — 4.2%
Albemarle Corp.	6,400	518,912
Ball Corp.	27,300	1,376,466
CF Industries Holdings, Inc.	16,000	1,435,200
Corteva, Inc.	67,000	4,531,210
CRH PLC	61,800	7,409,820
Crown Holdings, Inc.	11,500	1,110,785
Mosaic Co.	28,900	1,002,252
Newmont Corp. (NEM US)	101,700	8,574,327
Nucor Corp.	22,600	3,060,718
Packaging Corp. of America	8,200	1,787,026
PPG Industries, Inc.	20,700	2,175,777
Reliance, Inc.	5,100	1,432,233
Steel Dynamics, Inc.	17,600	2,453,968
		36,868,694
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	4,400	1,312,432
Utilities — 3.4%
AES Corp.	38,800	510,608
DTE Energy Co.	18,900	2,673,027
Duke Energy Corp.	61,000	7,548,750
Evergy, Inc.	22,600	1,718,052
FirstEnergy Corp.	48,700	2,231,434
National Fuel Gas Co.	8,200	757,434
NRG Energy, Inc.	17,000	2,753,150
OGE Energy Corp.	16,061	743,142
PPL Corp. (b)	67,500	2,508,300
Public Service Enterprise Group, Inc.	42,900	3,580,434
Southern Co. (b)	38,800	3,677,076

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEC Energy Group, Inc.	11,100	$1,271,950
		29,973,357
TOTAL COMMON STOCK (Cost $630,858,708)		874,043,410
TOTAL EQUITIES (Cost $630,858,708)		874,043,410
Exchange-Traded Funds — 1.1%
iShares Russell 1000 Value ETF (b)	48,300	9,833,397
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,666,939)		9,833,397
TOTAL LONG-TERM INVESTMENTS (Cost $640,525,647)		883,876,807
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	323,260	323,260
	Principal Amount

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$3,704,777	3,704,777
TOTAL SHORT-TERM INVESTMENTS (Cost $4,028,037)		4,028,037
TOTAL INVESTMENTS — 100.0% (Cost $644,553,684) (e)		887,904,844
Other Assets/(Liabilities) — 0.0%		415,801
NET ASSETS — 100.0%		$888,320,645

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $19,746,691 or 2.22% of net assets. The Fund received $19,923,790 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $3,705,035. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $3,779,038.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 80.1%
Non-U.S. Government Agency Obligations — 57.8%
Automobile Asset-Backed Securities — 24.6%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	$1,000,000	$1,002,133
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	1,944,384	1,950,931
Series 2024-3, Class B, 5.660% 8/14/28 (a)	1,000,000	1,003,365
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,200,000	2,225,234
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	2,470,000	2,422,557
Series 2020-2A, Class A, 2.020% 2/20/27 (a)	2,250,000	2,237,207
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	339,649	342,507
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	375,612	363,354
CPS Auto Receivables Trust
Series 2021-C, Class E, 3.210% 9/15/28 (a)	2,000,000	1,988,952
Series 2024-A, Class B, 5.650% 5/15/28 (a)	2,035,605	2,039,542
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	843,545	845,452
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	879,567	871,640
Series 2021-3A, Class D, 1.550% 6/15/27	1,281,691	1,266,476
Series 2021-4A, Class D, 1.960% 1/17/28	705,242	700,562
Series 2022-2A, Class D, 4.560% 7/17/28	3,850,142	3,851,019
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2
4.830% 10/16/28	826,084	828,365
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	770,902	772,214
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	65,737	65,646
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	1,294,790	1,284,224
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	1,066,808	1,066,102
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	1,100,000	1,115,225
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	1,000,000	1,019,868
Octane Receivables Trust, Series 2022-2A, Class C
6.290% 7/20/28 (a)	2,000,000	2,017,128
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.870% 7/14/28 (a)	198,463	197,613
Series 2022-1A, Class C, 5.310% 6/14/29 (a)	800,000	801,659
Oscar US Funding XII LLC, Series 2021-1A, Class A4
1.000% 4/10/28 (a)	466,000	461,813
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	900,000	900,391
SBNA Auto Receivables Trust, Series 2025-SF1, Class B
5.120% 3/17/31 (a)	611,832	612,583
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	2,000,000	2,005,211

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a)	$1,438,455	$1,060,867
Series 2025-2A, Class A, 5.120% 1/16/29 (a)	1,821,804	1,311,704
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	2,000,000	2,007,736
		40,639,280
Commercial Mortgage-Backed Securities — 2.4%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,568,187
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.515% FRN 7/15/38 (a) (b)	758,948	758,949
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 7.965% FRN 7/15/38 (a) (b)	1,011,931	1,011,931
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
6.457% FRN 2/15/39 (a) (b)	700,000	689,223
		4,028,290
Home Equity Asset-Backed Securities — 1.0%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.887% FRN 4/25/36 (b)	474,624	470,492
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.532% FRN 3/25/37 (b)	82,301	81,622
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,161,130	1,163,183
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.454%
4.612% FRN 1/25/37 (b)	3,240	3,183
		1,718,480
Other Asset-Backed Securities — 18.0%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.465% FRN 9/15/41 (a) (b)	27,026	26,873
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	305,337	308,177
Affirm Asset Securitization Trust
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	1,259,580	1,262,243
Series 2024-A, Class 1A, 5.610% 2/15/29 (a)	1,000,000	1,004,105
Series 2024-X1, Class B, 6.340% 5/15/29 (a)	230,310	230,578
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,401,573	1,404,481
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	768,608	770,067
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	421,709	417,215
Series 2023-A, Class A, 5.550% 4/17/36 (a)	216,915	217,244
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	1,000,000	986,728
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	598,410	599,699

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	$976,647	$916,941
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	1,588,779	1,593,983
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	557,957	563,394
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	244,393	246,322
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	2,562,279	2,567,532
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	36,063	35,674
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	62,691	61,845
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	2,984,661	2,940,257
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,167,460	2,068,792
Oportun Funding Trust
Series 2025-1, Class A, 4.960% 8/16/32 (a)	968,536	968,366
Series 2024-3, Class A, 5.260% 8/15/29 (a)	1,021,577	1,022,489
Oportun Issuance Trust, Series 2024-2, Class A
5.860% 2/09/32 (a)	350,416	350,755
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	780,125	782,164
Series 2024-8, Class A, 5.331% 1/15/32 (a)	1,507,206	1,511,507
Series 2024-5, Class A, 6.278% 10/15/31 (a)	516,335	520,284
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	2,718,021	2,732,480
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	277,537	278,403
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	1,234,515	1,238,360
Reach ABS Trust
Series 2024-1A, Class A, 6.300% 2/18/31 (a)	59,113	59,199
Series 2023-1A, Class B, 7.330% 2/18/31 (a)	230,890	231,460
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.800% 2/27/34 (a)	1,184,108	1,190,176
Series 2025-2, Class A, 4.820% 6/25/34 (a)	558,228	561,190
		29,668,983
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.884% 7/15/50 (a)	490,000	486,283
Student Loans Asset-Backed Securities — 4.9%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	87,765	68,520
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,947
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
5.271% FRN 10/25/56 (a) (b)	118,398	117,633
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
4.952% FRN 6/28/39 (a) (b)	227,852	203,510

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	$1,079,367	$990,732
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	155,446	147,027
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
5.621% FRN 7/26/66 (a) (b)	222,614	225,724
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 4.809% FRN 3/23/37 (b)	854,830	829,439
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.881% FRN 6/25/41 (b)	135,247	122,139
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 4.952% FRN 10/25/40 (b)	870,503	859,924
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.971% FRN 6/25/41 (a) (b)	375,000	366,921
SLC Student Loan Trust, Series 2006-2, Class B, 90 day USD SOFR Average + 0.492%
4.859% FRN 12/15/39 (b)	501,452	444,386
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 4.802% FRN 1/25/70 (b)	153,699	144,708
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (b)	281,809	266,772
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 4.822% FRN 1/25/41 (b)	226,753	212,314
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.912% FRN 1/25/55 (b)	190,877	182,388
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 5.062% FRN 1/25/40 (b)	199,010	197,834
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.072% FRN 10/25/64 (b)	118,246	111,350
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 4.985% FRN 1/15/37 (a) (b)	188,883	188,233
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.135% FRN 7/15/36 (a) (b)	283,164	282,795
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,083,933	2,083,495
		8,057,791
Whole Loan Collateral Collateralized Mortgage Obligations — 6.6%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b) (c)	673,583	612,817
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b) (c)	1,560,593	1,504,043
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.421% FRN 8/25/49 (a) (b)	610,651	584,620
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b) (c)	4,816,752	4,439,147
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.432% FRN 11/25/36 (b)	34,292	35,018
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	1,063,654	890,083

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.222% FRN 2/25/60 (a) (b)	$187,103	$185,361
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b) (c)	488,139	432,208
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (c)	1,596,323	1,517,965
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b) (c)	208,341	206,130
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (b) (c)	561,808	496,005
		10,903,397
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $96,905,553)		95,502,504
U.S. Government Agency Obligations and Instrumentalities (d) — 2.5%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.145% 6.451% FRN 3/01/37 (b)	53,595	54,730
Whole Loans — 2.5%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.206% FRN 11/25/41 (a) (b)	520,668	520,399
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.656% FRN 2/25/42 (a) (b)	675,572	676,946
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.306% FRN 6/25/42 (a) (b)	258,302	263,318
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.256% FRN 4/25/42 (a) (b)	293,509	294,548
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.256% FRN 6/25/43 (a) (b)	544,131	547,927
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.856% FRN 4/25/43 (a) (b)	466,259	471,632
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.306% FRN 6/25/42 (a) (b)	1,316,686	1,350,631
		4,125,401
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,159,700)		4,180,131
U.S. Treasury Obligations — 19.8%
U.S. Treasury Bonds & Notes — 19.8%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	496,300	274,992
0.125% 2/15/52	638,231	345,559
0.250% 2/15/50	376,941	222,743
0.625% 2/15/43	281,006	213,268
0.750% 2/15/42	714,795	566,450
0.750% 2/15/45	548,716	408,861
0.875% 2/15/47	602,190	444,353

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.000% 2/15/46	$477,162	$367,690
1.000% 2/15/48	458,486	343,313
1.000% 2/15/49	320,933	236,626
1.375% 2/15/44	485,118	414,600
1.500% 2/15/53	597,696	478,145
2.125% 2/15/41	531,032	530,302
2.125% 2/15/54	368,393	339,967
2.375% 2/15/55	511,855	499,500
2.500% 1/15/29	376,143	393,004
3.375% 4/15/32	454,975	509,119
3.875% 4/15/29	785,996	859,230
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,004,440	958,849
0.125% 1/15/31	564,619	530,137
0.125% 7/15/31	1,144,988	1,069,165
0.125% 1/15/32	582,665	536,461
0.250% 7/15/29	757,716	734,973
0.500% 1/15/28	1,204,823	1,190,818
0.625% 7/15/32	1,778,880	1,683,500
0.750% 7/15/28 (e)	1,576,440	1,569,151
0.875% 1/15/29	767,592	761,709
1.125% 1/15/33	976,005	945,896
1.250% 4/15/28	1,809,276	1,816,184
1.375% 7/15/33	2,499,531	2,460,883
1.625% 10/15/29	3,521,307	3,591,604
1.625% 4/15/30	1,725,109	1,751,556
1.750% 1/15/34	1,576,320	1,583,659
1.875% 7/15/34	617,682	626,646
1.875% 7/15/35	1,509,105	1,521,323
2.125% 4/15/29	313,311	323,443
2.125% 1/15/35	818,872	842,849
2.375% 10/15/28	738,180	768,874
		32,715,402
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,009,630)		32,715,402
TOTAL BONDS & NOTES (Cost $135,074,883)		132,398,037
TOTAL LONG-TERM INVESTMENTS (Cost $135,074,883)		132,398,037
Short-Term Investments — 21.1%
Commercial Paper — 19.9%
Bayer Corp.
4.768% 7/21/26 (a)	1,000,000	967,069
Bell Telephone Co. of Canada or Bell Canada
4.596% 10/06/25 (a)	2,000,000	1,998,591
Bunge Ltd. Finance Corp.
4.398% 10/29/25 (a)	3,700,000	3,687,096
CRH America Finance, Inc.
4.733% 10/16/25 (a)	1,000,000	998,096

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EIDP, Inc.
4.354% 10/15/25 (a)	$2,000,000	$1,996,423
Fidelity National Information Services, Inc.
4.452% 10/06/25 (a)	2,000,000	1,998,582
Genuine Parts Co.
4.387% 10/28/25 (a)	1,300,000	1,295,642
Mosaic Co.
4.361% 10/14/25 (a)	3,000,000	2,994,974
NextEra Energy Capital Holdings, Inc.
4.621% 10/22/25 (a)	6,000,000	5,984,245
Oracle Corp.
4.374% 11/28/25 (a)	3,000,000	2,979,290
Parker-Hannifin Corp.
4.412% 10/27/25 (a)	3,000,000	2,990,325
Penske Truck Leasing Co. LP
4.341% 11/24/25	3,000,000	2,979,963
Spire, Inc.
4.460% 10/22/25 (a)	2,000,000	1,994,748
		32,865,044
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (f)	1,925,390	1,925,390
TOTAL SHORT-TERM INVESTMENTS (Cost $34,789,718)		34,790,434
TOTAL INVESTMENTS — 101.2% (Cost $169,864,601) (g)		167,188,471
Other Assets/(Liabilities) — (1.2)%		(1,968,469)
NET ASSETS — 100.0%		$165,220,002

Abbreviation Legend
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $116,824,549 or 70.71% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $1,925,523. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,964,031.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	12/19/25	2	$224,006	$994
U.S. Treasury Ultra 10 Year	12/19/25	14	1,595,611	15,483
				$16,477
Short
U.S. Treasury Long Bond	12/19/25	3	$(347,443)	$(2,338)
U.S. Treasury Ultra Bond	12/19/25	5	(585,452)	(14,861)
U.S. Treasury Note 2 Year	12/31/25	146	(30,411,216)	(14,956)
				$(32,155)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$30,221	$—	$30,221
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	29,111	—	29,111
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	63,442	—	63,442
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	6,800,000	52,645	—	52,645
							$175,419	$—	$175,419

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	12/01/25	USD	32,266,242	$1,109,255	$—	$1,109,255
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/29/26	USD	44,145,894	873,486	—	873,486
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/25	USD	14,000,000	346,080	—	346,080
Fed Funds + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	3/02/26	USD	33,442,206	145,080	—	145,080
								$2,473,901	$—	$2,473,901

Currency Legend
USD U.S. Dollar

MML Managed Bond Fund — Portfolio of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 96.5%
Corporate Debt — 38.2%
Aerospace & Defense — 0.5%
Boeing Co.
5.930% 5/01/60	$830,000	$829,166
6.858% 5/01/54	714,000	814,462
Embraer Netherlands Finance BV
5.980% 2/11/35	875,000	928,270
General Electric Co.
4.900% 1/29/36	771,000	781,742
		3,353,640
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	195,884	194,852
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.125% 8/17/27	625,000	614,780
5.303% 9/06/29	2,015,000	2,009,980
General Motors Co.
5.150% 4/01/38	930,000	889,791
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	1,250,000	1,248,519
		4,763,070
Banks — 7.8%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (c)	2,360,000	2,048,894
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (c)	545,000	509,187
5 yr. CMT + 2.351% 6.250% VRN (c)	2,925,000	2,962,371
Bank of Montreal, (Acquired 1/29/25, Cost $920,084), 5 yr. CMT + 1.400%
3.088% VRN 1/10/37 (c) (d)	1,100,000	979,161
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	1,635,000	1,705,823
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (a) (c) (e)	1,510,000	1,510,256
5 yr. CMT + 5.431% 8.000% VRN (c)	1,607,000	1,701,085
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (b) (c)	2,590,000	2,549,181
5 yr. CMT + 3.134% 7.450% VRN (b) (c)	1,080,000	1,127,247
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c)	1,815,000	1,842,708
10 yr. CMT + 2.757% 7.000% VRN (c)	1,357,000	1,441,338
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (b) (c)	750,000	743,987
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (c)	1,473,000	1,530,046
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (c)	2,629,000	2,724,538

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (c)	$700,000	$728,428
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (c)	3,050,000	2,924,051
5 yr. CMT + 3.506% 4.875% VRN (b) (c)	498,000	479,406
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (c)	1,731,000	1,791,817
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (a) (c)	1,325,000	1,356,146
5 yr. CMT + 3.913% 8.000% VRN (c)	1,175,000	1,269,542
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (b) (c)	2,565,000	2,315,926
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (c)	1,870,000	1,624,332
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (c)	2,320,000	2,353,699
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (c)	825,000	754,859
5 yr. CMT + 5.625% 6.000% VRN (c)	2,265,000	2,267,623
5 yr. CMT + 2.937% 7.300% VRN (c)	2,122,000	2,237,194
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c)	2,893,000	2,922,960
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (c)	1,815,000	1,872,168
Synovus Bank
5.625% 2/15/28	1,818,000	1,856,098
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (c)	2,431,000	2,569,399
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (b) (c)	1,830,000	1,839,792
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (b) (c)	834,000	854,641
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c)	1,214,000	1,275,780
		56,669,683
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (b)	650,000	613,993
Building Materials — 0.2%
JH North America Holdings, Inc.
5.875% 1/31/31 (b)	850,000	863,017
6.125% 7/31/32 (b)	889,000	910,580
		1,773,597
Chemicals — 0.7%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,380,000	2,469,799
Dow Chemical Co.
5.600%2/15/54	815,000	737,490
FMC Corp. 5 yr. CMT + 4.366%
8.450% VRN 11/01/55 (c)	1,010,000	1,065,938

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Huntsman International LLC
2.950% 6/15/31	$1,250,000	$1,054,665
		5,327,892
Commercial Services — 0.3%
Triton Container International Ltd.
3.150% 6/15/31 (b)	2,100,000	1,872,716
Computers — 0.3%
Hewlett Packard Enterprise Co.
4.400% 10/15/30	1,250,000	1,242,411
Kyndryl Holdings, Inc.
3.150% 10/15/31	950,000	863,767
		2,106,178
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (c)	1,225,000	1,263,758
5 yr. CMT + 2.720% 6.950% VRN 3/10/55 (c)	211,000	220,853
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (c)	1,150,000	1,128,020
Apollo Global Management, Inc.
5.800% 5/21/54	1,196,000	1,212,008
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (b) (c)	1,840,000	1,810,477
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	856,000	823,004
BGC Group, Inc.
6.150% 4/02/30 (b)	938,000	961,011
6.600% 6/10/29	2,360,000	2,454,535
Blue Owl Finance LLC
3.125% 6/10/31	1,390,000	1,264,713
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c)	2,325,000	2,298,846
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	1,465,000	1,525,089
		14,962,314
Electric — 1.3%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (c)	1,804,000	1,868,684
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (c)	973,000	958,425
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (c)	816,000	821,838
MidAmerican Energy Co.
5.300% 2/01/55	592,000	575,989
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	1,500,000	1,462,741
Pacific Gas & Electric Co.
5.700% 3/01/35	900,000	921,892
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (c)	1,586,000	1,543,135

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 4.550% 4.875% VRN (c)	$1,190,000	$1,189,762
		9,342,466
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (a)	1,220,000	1,117,825
Food — 0.3%
Smithfield Foods, Inc.
2.625% 9/13/31 (b)	2,230,000	1,953,401
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,392,248
NiSource, Inc.
5.800% 2/01/42	950,000	967,321
5.850% 4/01/55	1,282,000	1,300,114
		3,659,683
Health Care - Services — 1.3%
Centene Corp.
2.450% 7/15/28	1,200,000	1,115,079
3.000% 10/15/30	2,065,000	1,845,154
Cigna Group
4.800% 7/15/46	1,025,000	918,185
Elevance Health, Inc.
5.000% 1/15/36	1,019,000	1,011,586
HCA, Inc.
5.900% 6/01/53	1,510,000	1,490,895
Humana, Inc.
5.750% 4/15/54	1,838,000	1,754,352
UnitedHealth Group, Inc.
5.750% 7/15/64	1,064,000	1,059,328
		9,194,579
Insurance — 7.6%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c)	2,000,000	2,064,800
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.411% VRN 8/15/53 (c)	2,885,000	2,889,593
American National Global Funding
5.250% 6/03/30 (b)	1,800,000	1,835,519
Ascot Group Ltd.
4.250% 12/15/30 (b)	1,990,000	1,810,186
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (b) (c)	831,000	866,200
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	589,000	616,466
Athene Global Funding
2.673% 6/07/31 (b)	1,630,000	1,456,287
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	1,645,000	1,659,780
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	1,880,000	1,824,764

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Belrose Funding Trust II
6.792% 5/15/55 (b)	$1,425,000	$1,543,185
Brighthouse Financial, Inc.
4.700% 6/22/47	975,000	777,109
CNO Financial Group, Inc.
6.450% 6/15/34	1,765,000	1,872,971
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	3,811,000	3,908,059
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (c)	3,051,000	3,028,969
Enstar Group Ltd.
3.100% 9/01/31	650,000	580,547
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,845,000	1,891,618
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.407% FRN 1/08/42 (b) (c)	4,700,000	4,699,484
Fortitude Global Funding
4.625% 10/06/28 (b) (f)	805,000	805,508
Fortitude Group Holdings LLC
6.250% 4/01/30 (b)	1,710,000	1,775,491
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (b) (c)	3,585,000	3,531,560
6.750% 3/15/54 (b)	508,000	537,091
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (b) (c)	678,000	717,384
Kemper Corp.
3.800% 2/23/32 (a)	1,100,000	1,012,531
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (b) (c)	3,006,000	2,952,473
MetLife Capital Trust IV
7.875% 12/15/67 (b)	840,000	939,570
MetLife, Inc.
9.250% 4/08/68 (b)	457,000	548,479
Omnis Funding Trust
6.722% 5/15/55 (b)	1,825,000	1,968,532
Sammons Financial Group, Inc.
4.750% 4/08/32 (b)	3,705,000	3,614,894
USF&G Capital I
8.500% 12/15/45 (b)	885,000	940,006
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
6.404% FRN 1/08/29 (b) (c)	3,016,000	3,059,129
		55,728,185
Internet — 0.3%
AppLovin Corp.
5.375% 12/01/31	1,790,000	1,851,711
Investment Companies — 2.7%
Antares Holdings LP
3.950% 7/15/26 (b)	2,405,000	2,390,263
6.500% 2/08/29 (b)	3,650,000	3,731,475
ARES Capital Corp.
5.875% 3/01/29	2,100,000	2,160,604
ARES Strategic Income Fund
5.450% 9/09/28 (b)	1,280,000	1,289,984

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.350% 8/15/29	$2,228,000	$2,308,012
Blue Owl Credit Income Corp.
5.800% 3/15/30 (a)	1,625,000	1,647,836
6.650% 3/15/31	275,000	289,032
Blue Owl Technology Finance Corp.
6.750% 4/04/29	1,505,000	1,552,731
Golub Capital BDC, Inc.
6.000% 7/15/29	2,872,000	2,934,660
HPS Corporate Lending Fund
6.250% 9/30/29 (a)	1,295,000	1,336,773
		19,641,370
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35	793,000	800,575
6.484% 10/23/45	960,000	948,392
News Corp.
5.125% 2/15/32 (b)	1,100,000	1,093,836
Paramount Global
6.875% 4/30/36	1,280,000	1,357,725
Time Warner Cable LLC
5.875% 11/15/40	1,525,000	1,457,706
		5,658,234
Oil & Gas — 3.0%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (c)	1,895,000	1,962,748
Continental Resources, Inc.
5.750% 1/15/31 (b)	1,395,000	1,438,572
Helmerich & Payne, Inc.
5.500% 12/01/34 (a)	3,660,000	3,586,191
Occidental Petroleum Corp.
5.375% 1/01/32	900,000	915,284
6.050% 10/01/54	1,998,000	1,949,662
Ovintiv, Inc.
5.150% 11/15/41	800,000	698,408
6.500% 8/15/34	1,050,000	1,121,210
6.500% 2/01/38	820,000	861,734
7.100% 7/15/53	1,628,000	1,758,022
Patterson-UTI Energy, Inc.
3.950% 2/01/28	980,000	957,244
5.150% 11/15/29 (a)	830,000	830,571
7.150% 10/01/33 (a)	1,625,000	1,721,507
Petroleos Mexicanos
5.350% 2/12/28	665,000	662,166
6.375% 1/23/45	595,000	483,622
6.625% 6/15/35	140,000	133,497
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (c)	1,490,000	1,478,274
Santos Finance Ltd.
6.875% 9/19/33 (b)	1,250,000	1,374,721
		21,933,433

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.2%
NOV, Inc.
3.950% 12/01/42 (a)	$1,751,000	$1,361,615
Pharmaceuticals — 1.1%
CVS Health Corp.
5.050% 3/25/48	790,000	702,893
5.875% 6/01/53	1,050,000	1,031,731
6.125% 9/15/39	560,000	582,928
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	2,040,000	2,141,476
CVS Pass-Through Trust
5.926% 1/10/34 (b)	747,838	759,959
7.507% 1/10/32 (b)	582,373	620,606
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,700,000	2,243,634
		8,083,227
Pipelines — 1.9%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c)	1,019,000	1,058,869
Energy Transfer LP
5.950% 5/15/54	785,000	760,217
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (c)	1,880,000	1,871,188
5 yr. CMT + 5.306% 7.125% VRN (c)	1,830,000	1,890,934
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (a) (c)	2,256,000	2,240,581
ONEOK, Inc.
5.050% 4/01/45 (g)	625,000	555,440
5.450% 6/01/47 (g)	1,425,000	1,314,712
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.583% VRN (c)	2,345,000	2,348,515
Western Midstream Operating LP
5.450% 11/15/34	1,850,000	1,852,475
		13,892,931
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,011,000	1,042,137
KKR Group Finance Co. X LLC
3.250% 12/15/51 (b)	1,476,000	994,530
		2,036,667
Real Estate Investment Trusts (REITS) — 2.4%
Broadstone Net Lease LLC
2.600% 9/15/31	2,465,000	2,158,437
5.000% 11/01/32	487,000	484,091
EPR Properties
3.600% 11/15/31	1,136,000	1,048,433
3.750% 8/15/29	675,000	649,829
Essential Properties LP
5.400% 12/01/35	1,473,000	1,478,527

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (b)	$3,050,000	$2,960,340
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	1,900,000	1,818,524
Piedmont Operating Partnership LP
6.875% 7/15/29	1,565,000	1,656,000
9.250% 7/20/28	1,847,000	2,050,899
Service Properties Trust
4.950% 10/01/29 (a)	1,155,000	1,017,957
Store Capital LLC
4.625% 3/15/29	2,300,000	2,284,369
		17,607,406
Semiconductors — 0.5%
Foundry JV Holdco LLC
6.100% 1/25/36 (b)	2,568,000	2,728,250
Intel Corp.
5.600% 2/21/54 (a)	1,305,000	1,253,032
		3,981,282
Software — 0.5%
Microsoft Corp.
2.921% 3/17/52	2,399,000	1,627,065
Oracle Corp.
5.200% 9/26/35	1,224,000	1,230,740
5.375% 9/27/54	1,005,000	923,214
		3,781,019
Telecommunications — 0.4%
AT&T, Inc.
3.550% 9/15/55	2,198,000	1,514,682
T-Mobile USA, Inc.
6.000% 6/15/54	1,134,000	1,174,109
		2,688,791
Venture Capital — 0.5%
Hercules Capital, Inc.
3.375% 1/20/27 (a)	2,545,000	2,497,575
6.000% 6/16/30	1,075,000	1,096,448
		3,594,023
TOTAL CORPORATE DEBT (Cost $276,230,358)		278,745,783
Non-U.S. Government Agency Obligations — 22.1%
Automobile Asset-Backed Securities — 0.5%
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31(b)	1,134,022	1,149,279

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class C
5.080% 8/20/29 (b)	$2,500,000	$2,523,570
		3,672,849
Commercial Mortgage-Backed Securities — 6.8%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (c)	2,100,000	1,545,443
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (b) (c)	2,200,000	1,772,548
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (b) (c)	3,587,000	2,714,238
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (b) (c)	2,500,000	1,692,316
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (b) (c)	8,018,000	5,969,039
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (b) (c)	2,400,000	1,725,198
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, 1 mo. USD Term SOFR + 1.850%
6.000% FRN 8/15/42 (b) (c)	2,600,000	2,606,505
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
6.066% FRN 6/15/38 (b) (c)	1,665,802	1,664,761
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (b)	500,000	485,510
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.543% VRN 4/12/42 (b) (c)	700,000	583,581
COMM Mortgage Trust, Series 2012-CR4, Class B
3.703% 10/15/45 (b)	1,060,000	729,190
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.515% FRN 10/15/43 (b) (c)	1,529,000	1,415,548
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.015% FRN 10/15/43 (b) (c)	908,000	785,976
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
6.515% FRN 7/15/38 (b) (c)	1,686,552	1,686,553
Harvest Commercial Capital Loan Trust, Series 2025-1, Class M2,
6.735% VRN 6/25/57 (c)	891,842	903,816
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.020% FRN 8/15/38 (b) (c)	1,586,968	1,573,080
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.907% FRN 2/15/39 (b) (c)	2,900,000	2,874,634
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.257% FRN 2/15/39 (b) (c)	5,000,000	4,953,721
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.457% FRN 2/15/39 (b) (c)	4,100,000	4,036,877
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.015% FRN 3/15/38 (b) (c)	1,354,500	1,342,648
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (b)	919,000	762,834
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
5.865% FRN 4/15/38 (b) (c)	1,280,000	1,281,600

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
US Bank C&I Credit-Linked Notes, Series 2025-SUP2, Class B1
4.818% 9/25/32 (b)	$1,800,000	$1,802,003
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (b)	767,748	768,205
Velocity Commercial Capital Loan Trust
Series 2025-4, Class A, 5.190% VRN 9/25/55 (b) (c) (h)	997,880	989,626
Series 2025-3, Class A, 5.870% VRN 6/25/55 (b) (c)	2,285,409	2,297,428
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	379,215
		49,342,093
Other Asset-Backed Securities — 10.4%
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.642% FRN 10/15/38 (b) (c)	2,000,000	2,004,122
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.759% FRN 7/25/37 (b) (c)	2,000,000	2,009,504
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.826% FRN 1/20/33 (b) (c)	1,250,000	1,250,530
Aqua Finance Trust, Series 2020-AA, Class C
3.970% 7/17/46 (b)	3,286,403	3,219,618
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.799% FRN 7/10/37 (b) (c)	1,000,000	1,005,163
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.649% FRN 4/18/35 (b) (c)	750,000	750,608
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.829% FRN 7/25/37 (b) (c)	1,700,000	1,708,371
Beechwood Park CLO Ltd., Series 2019-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
5.622% FRN 1/17/35 (b) (c)	2,000,000	2,003,720
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class A, 3 mo. USD Term SOFR + 1.300%
5.618% FRN 7/25/38 (b) (c)	2,000,000	2,007,894
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
5.371% FRN 10/25/38 (b) (c)	1,750,000	1,756,743
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.856% FRN 7/20/37 (b) (c)	2,000,000	2,008,976
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.918% FRN 10/15/31 (b) (c)	2,000,000	2,000,842
Canyon Capital CLO Ltd.
Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.180% 5.498% FRN 4/15/38 (b) (c)	1,000,000	1,000,136
Series 2022-1A, Class B, 3 mo. USD Term SOFR + 1.850% 6.168% FRN 4/15/35 (b) (c)	940,000	940,551
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (b)	960,000	935,072

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CBAMR Ltd., Series 2017-4A, Class A1R, 3 mo. USD Term SOFR + 1.420%
5.701% FRN 3/31/38 (b) (c)	$2,000,000	$2,005,586
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.768% FRN 7/16/37 (b) (c)	2,650,000	2,659,331
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.124% FRN 5/20/36 (b) (c)	500,000	500,000
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.804% FRN 11/22/31 (b) (c)	1,000,000	1,000,477
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.676% FRN 4/20/34 (b) (c)	1,000,000	1,000,767
Harbor Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
6.026% FRN 1/20/31 (b) (c)	1,290,000	1,291,161
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (b)	243,516	226,598
Series 2017-3A, Class A1, 3.190% 9/20/48 (b)	291,184	267,090
Series 2017-2A, Class A1, 3.280% 9/20/48 (b)	83,911	77,594
Series 2016-4A, Class A1, 3.570% 9/20/47 (b)	324,169	305,937
Series 2017-2A, Class A2, 4.070% 9/20/48 (b)	67,458	64,035
Series 2018-1A, Class A2, 4.670% 9/20/48 (b)	510,545	495,537
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
5.876% FRN 7/20/36 (b) (c)	1,350,000	1,350,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (b)	1,076,985	1,050,017
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (b)	1,336,000	1,299,738
Series 2021-AA, Class C, 2.960% 3/20/36 (b)	637,000	620,827
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.669% FRN 7/18/38 (b) (c)	2,000,000	2,008,576
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.898% FRN 4/15/37 (b) (c)	1,000,000	1,002,108
MidOcean Credit CLO XXI, Series 2025-21A, Class B, 3 mo. USD Term SOFR + 1.580%
FRN 10/20/38 (b) (c) (f)	1,500,000	1,500,000
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (b)	111,064	106,131
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (b)	92,144	89,284
Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class A, 3 mo. USD Term SOFR + 1.310%
5.639% FRN 7/20/39 (b) (c)	2,000,000	2,004,180
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240%
5.566% FRN 1/20/37 (b) (c)	2,000,000	2,004,464
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.818% FRN 10/16/35 (b) (c)	1,000,000	999,563

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (b)	$2,260,000	$2,090,745
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.456% FRN 4/20/38 (b) (c)	1,000,000	999,458
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (b)	1,189,000	1,017,018
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.941% FRN 7/15/38 (b) (c)	1,750,000	1,762,971
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.437% FRN 10/20/34 (b) (c)	450,000	450,327
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.431% FRN 10/20/38 (b) (c)	2,000,000	2,007,500
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812%
6.137% FRN 4/20/34 (b) (c)	1,500,000	1,500,000
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.168% FRN 1/15/37 (b) (c)	750,000	750,744
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class B, 3 mo. USD Term SOFR + 1.750%
FRN 10/20/38 (b) (c) (f)	1,375,000	1,375,000
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (b)	203,352	201,201
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.476% FRN 1/20/38 (b) (c)	1,000,000	999,518
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.583% FRN 7/17/38 (b) (c)	1,700,000	1,705,562
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (b)	358,542	344,254
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (b)	1,003,348	1,004,502
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
5.852% FRN 4/17/37 (b) (c)	2,000,000	2,006,314
Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
5.615% FRN 7/20/38 (b) (c)	2,000,000	2,009,902
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (b)	2,270,261	2,230,951
Series 2021-1A, Class B, 6.121% 7/15/40 (b)	1,084,617	1,077,051
Series 2021-1A, Class C, 7.386% 7/15/40 (b)	286,315	281,057
Vertical Bridge CC LLC, Series 2025-1A, Class A
5.163% 8/16/55 (b)	2,500,000	2,487,226
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (b)	980,193	950,784
		75,782,936
Student Loans Asset-Backed Securities — 2.7%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (b)	815,710	787,697

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class C, 4.460% 12/28/48 (b)	$543,945	$516,527
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
5.971% FRN 6/25/48 (b) (c)	1,200,000	1,201,024
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
5.971% FRN 10/25/56 (b) (c)	1,100,000	1,069,750
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (b)	239,915	232,301
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.145% FRN 3/22/32 (c)	80,000	79,534
Series 2021-A, Class B1, 2.850% 4/20/62 (b)	1,020,000	920,225
Series 2019-5, Class B, 3.450% 10/25/67 (b)	2,150,000	1,695,096
Series 2025-CA, Class C, 5.150% 6/22/65 (b)	2,500,000	2,498,560
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 5.871% FRN 4/25/67 (b) (c)	3,250,000	3,107,441
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (c)	1,454,838	1,377,208
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.892% FRN 1/25/44 (c)	810,711	770,367
SMB Private Education Loan Trust
Series 2024-E, Class B, 5.710% 10/16/56 (b)	2,500,000	2,488,265
Series 2024-A, Class B, 5.880% 3/15/56 (b)	2,910,000	2,973,281
		19,717,276
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
A&D Mortgage Trust, Series 2025-NQM3, Class A1,
5.374% STEP 8/25/70 (b)	3,456,415	3,483,876
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.641% VRN 8/25/34 (c)	2,644	2,630
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (b) (c)	3,178,477	2,617,773
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (b) (c)	1,738,919	1,441,401
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (b) (c)	2,060,261	1,695,531
Verus Securitization Trust, Series 2025-8, Class A2,
5.123% STEP 9/25/70 (b)	2,600,000	2,594,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.920% VRN 11/25/48 (b) (c)	19,307	18,347
		11,853,590
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (b) (c)	1,154,932	951,195
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $169,416,188)		161,319,939
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,372,399

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,646,095)		$1,372,399
U.S. Government Agency Obligations and Instrumentalities (i) — 23.3%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$5,699	5,906
Pass-Through Securities — 23.3%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,800,598	1,474,632
Pool #RA4255 2.000% 1/01/51	3,674,483	3,018,471
Pool #RA5576 2.500% 7/01/51	6,390,496	5,479,879
Pool #SD0905 3.000% 3/01/52	2,781,168	2,475,851
Pool #J13972 3.500% 1/01/26	297	297
Pool #C91344 3.500% 11/01/30	19,738	19,493
Pool #C91424 3.500% 1/01/32	15,440	15,207
Pool #RA2483 3.500% 6/01/50	2,984,240	2,755,325
Pool #SD1523 4.000% 8/01/52	4,187,809	3,985,907
Pool #C91239 4.500% 3/01/29	779	781
Pool #C91251 4.500% 6/01/29	5,392	5,408
Pool #SD7323 5.000% 12/01/54	9,208,313	9,135,054
Pool #C90939 5.500% 12/01/25	132	132
Pool #D97258 5.500% 4/01/27	533	538
Pool #C91026 5.500% 4/01/27	2,592	2,614
Pool #C91074 5.500% 8/01/27	334	336
Pool #D97417 5.500% 10/01/27	3,063	3,097
Pool #C91128 5.500% 12/01/27	307	310
Pool #C91148 5.500% 1/01/28	7,291	7,378
Pool #C91176 5.500% 5/01/28	3,266	3,311
Pool #C91217 5.500% 11/01/28	1,036	1,050
Pool #SD4364 5.500% 10/01/53	4,743,061	4,827,371
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,681,924	5,415,903
Pool #CB0414 2.500% 5/01/51	5,444,398	4,639,673
Pool #FM8596 2.500% 9/01/51	1,678,962	1,439,717
Pool #FM9104 2.500% 10/01/51	4,943,370	4,234,328
Pool #FM9227 2.500% 10/01/51	3,512,779	3,000,149
Pool #MA4548 2.500% 2/01/52	4,303,404	3,641,775
Pool #FS3035 2.500% 4/01/52	7,538,639	6,476,196
Pool #MA3029 3.000% 6/01/32	653,894	637,328
Pool #MA3090 3.000% 8/01/32	274,155	267,073
Pool #AO8180 3.000% 9/01/42	8,109	7,475
Pool #AB7397 3.000% 12/01/42	50,541	46,543
Pool #AB7401 3.000% 12/01/42	39,836	36,710
Pool #AP8668 3.000% 12/01/42	60,594	55,799
Pool #AR1975 3.000% 12/01/42	11,560	10,664
Pool #AR0306 3.000% 1/01/43	3,313	3,053
Pool #AR5391 3.000% 1/01/43	9,119	8,388
Pool #AL3215 3.000% 2/01/43	39,136	36,004
Pool #AR4109 3.000% 2/01/43	26,468	24,423
Pool #AR4432 3.000% 3/01/43	18,207	16,748
Pool #AT0169 3.000% 3/01/43	86,487	79,625

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB8809 3.000% 3/01/43	$20,482	$18,869
Pool #MA1368 3.000% 3/01/43	77,439	71,274
Pool #AR2174 3.000% 4/01/43	74,032	68,127
Pool #FS1075 3.000% 3/01/52	2,844,110	2,536,328
Pool #CB3304 3.000% 4/01/52	4,489,753	3,999,674
Pool #CB3305 3.000% 4/01/52	5,449,456	4,849,512
Pool #AS1304 3.500% 12/01/28	170,707	169,412
Pool #MA1356 3.500% 2/01/43	2,756,976	2,602,487
Pool #CA6096 3.500% 6/01/50	3,358,030	3,089,948
Pool #FM4017 3.500% 8/01/50	199,382	183,838
Pool #CB3842 3.500% 6/01/52	8,695,341	8,014,752
Pool #CB3866 4.500% 6/01/52	4,723,898	4,621,912
Pool #CB4129 4.500% 7/01/52	4,435,087	4,325,477
Pool #AD6437 5.000% 6/01/40	123,205	125,516
Pool #AD6996 5.000% 7/01/40	827,791	843,403
Pool #AL8173 5.000% 2/01/44	332,994	339,414
Pool #MA5530 5.000% 11/01/54	3,783,204	3,753,106
Pool #AD0836 5.500% 11/01/28	6,074	6,140
Pool #MA4842 5.500% 12/01/52	8,250,088	8,368,377
Pool #CB9444 6.000% 11/01/54	3,706,670	3,794,781
Pool #FA0095 6.000% 12/01/54	5,591,635	5,754,258
Government National Mortgage Association
Pool #480539 7.000% 4/15/29	35	35
Pool #488634 7.000% 5/15/29	734	747
Pool #500928 7.000% 5/15/29	1,494	1,528
Pool #510083 7.000% 7/15/29	78	80
Pool #493723 7.000% 8/15/29	1,168	1,197
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,631,745	1,468,357
Pool #MA6283 3.000% 11/20/49	2,962,191	2,654,475
Pool #MA6409 3.000% 1/20/50	3,066,875	2,748,284
Pool #MA4321 3.500% 3/20/47	1,831,676	1,706,302
Pool #8746 1 yr. CMT + 1.500% 4.750% FRN 11/20/25 (c)	17	17
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (c)	111	111
Pool #MB0025 5.000% 11/20/54	9,628,234	9,581,830
Pool #MB0091 5.000% 12/20/54	9,691,145	9,644,437
Pool #MA8429 5.500% 11/20/52	4,296,334	4,354,899
Uniform Mortgage-Backed Security, TBA
5.000% 10/01/39 (f)	12,000,000	12,126,563
5.500% 10/01/39 (f)	5,000,000	5,110,742
		170,226,225
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $176,612,016)		170,232,131
U.S. Treasury Obligations — 12.7%
U.S. Treasury Bonds & Notes — 12.7%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	33,500,000	21,363,164
3.500% 2/15/39	15,000,000	13,708,593
4.125% 8/15/44	23,000,000	21,350,350
4.625% 2/15/55	6,000,000	5,895,973
U.S. Treasury Notes
1.875% 2/15/32	20,000,000	17,745,306

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 2/28/31	$12,250,000	$12,526,293
		92,589,679
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,609,493)		92,589,679
TOTAL BONDS & NOTES (Cost $716,514,150)		704,259,931
TOTAL LONG-TERM INVESTMENTS (Cost $716,514,150)		704,259,931
Short-Term Investments — 3.4%
Commercial Paper — 1.7%
Bunge Ltd. Finance Corp.
4.398% 10/29/25 (b)	3,000,000	2,989,537
CRH America Finance, Inc.
4.386% 10/27/25 (b)	3,000,000	2,990,328
Oracle Corp.
4.372% 11/26/25 (b)	1,000,000	993,323
Penske Truck Leasing Co. LP
4.735% 10/01/25	500,000	499,940
Spire, Inc.
4.460% 10/22/25 (b)	5,000,000	4,986,870
		12,459,998
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (k)	11,113,350	11,113,350
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (l)	$1,871,599	1,871,599
TOTAL SHORT-TERM INVESTMENTS (Cost $25,446,098)		25,444,947
TOTAL INVESTMENTS — 99.9% (Cost $741,960,248) (m)		729,704,878
Other Assets/(Liabilities) — 0.1%		570,036
NET ASSETS — 100.0%		$730,274,914

MML Managed Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $20,764,339 or 2.84% of net assets. The Fund received $10,153,107 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $248,685,045 or 34.05% of net assets.
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Restricted security. Certain securities are restricted to resale. At September 30, 2025, these securities amounted to a value of $979,161 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $1,870,152 or 0.26% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(l)	Maturity value of $1,871,729. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,909,200.
(m)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/25	99	$11,383,924	$158,857
U.S. Treasury Note 10 Year	12/19/25	162	18,225,264	(264)
U.S. Treasury Ultra 10 Year	12/19/25	43	4,959,209	(10,850)
U.S. Treasury Ultra Bond	12/19/25	82	9,633,468	211,657
U.S. Treasury Note 2 Year	12/31/25	443	92,320,093	415
				$359,815
Short
U.S. Treasury Note 5 Year	12/31/25	25	$(2,737,305)	$7,422

MML Short-Duration Bond Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 85.9%
Corporate Debt — 45.9%
Aerospace & Defense — 0.1%
General Electric Co.
4.300% 7/29/30	$154,000	$154,915
Agriculture — 0.7%
Imperial Brands Finance PLC
4.500% 6/30/28 (a)	555,000	558,566
KT&G Corp.
5.000% 5/02/28 (a)	200,000	203,642
		762,208
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
5.303% 9/06/29	470,000	468,829
5.875% 11/07/29	290,000	295,051
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	316,973
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	318,986
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	570,000	549,432
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	280,000	280,908
		2,230,179
Banks — 7.3%
ABN AMRO Bank NV 1 yr. CMT + 1.550%
6.575% VRN 10/13/26 (a) (b)	300,000	300,174
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a) (b)	650,000	647,710
Barclays PLC
5.200% 5/12/26	305,000	306,450
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	295,000	306,505
BPCE SA
1 day USD SOFR + 1.581% 5.389% VRN 5/28/31 (a) (b)	285,000	292,394
1 day USD SOFR + 1.980% 6.612% VRN 10/19/27 (a) (b)	500,000	511,306
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	450,000	465,964
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	375,000	395,336
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	290,000	295,480
HSBC Holdings PLC 1 day USD SOFR + 1.030%
4.899% VRN 3/03/29 (b)	290,000	294,211
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30 (b)	295,000	304,412
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27 (b)	445,000	433,782

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds Banking Group PLC 1 yr. CMT + 0.850%
5.087% VRN 11/26/28 (b)	$179,000	$182,188
Morgan Stanley
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	245,000	245,267
4.350% 9/08/26 (b)	400,000	400,841
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	280,000	284,181
National Australia Bank Ltd.
2.332% 8/21/30 (a)	300,000	270,031
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (b)	280,000	287,108
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	510,000	515,796
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a) (b)	200,000	195,790
Synovus Bank
5.625% 2/15/28	523,000	533,960
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	225,000	233,434
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	310,000	321,269
		8,023,589
Building Materials — 0.7%
Cemex SAB de CV
5.450% 11/19/29 (a)	400,000	404,685
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	330,000	335,054
		739,739
Chemicals — 1.1%
Celanese US Holdings LLC
6.850% STEP 11/15/28	555,000	575,940
FMC Corp.
3.450% 10/01/29	300,000	283,292
Huntsman International LLC
4.500% 5/01/29	300,000	287,108
		1,146,340
Commercial Services — 0.9%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	290,000	295,817
Triton Container International Ltd.
2.050% 4/15/26 (a)	450,000	444,338
3.150% 6/15/31 (a)	325,000	289,825
		1,029,980
Computers — 0.8%
Dell International LLC/EMC Corp.
4.500% 2/15/31 (c)	280,000	279,353
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	277,000	288,168

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett Packard Enterprise Co.
4.150% 9/15/28	$280,000	$279,684
		847,205
Diversified Financial Services — 3.3%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	290,000	295,837
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	275,000	290,361
Aviation Capital Group LLC
5.125% 4/10/30 (a)	440,000	446,675
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	114,000	116,940
5.750% 11/15/29 (a)	430,000	446,708
BGC Group, Inc.
6.150% 4/02/30 (a)	550,000	563,493
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	324,000	341,210
8.125% 3/30/29 (a)	150,000	156,152
REC Ltd.
2.250% 9/01/26 (a)	400,000	392,244
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b)	550,000	560,431
		3,610,051
Electric — 1.4%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	346,670
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	256,217
FirstEnergy Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	226,629
NRG Energy, Inc.
4.734% 10/15/30 (a) (c)	275,000	274,913
Pacific Gas & Electric Co.
5.550% 5/15/29	450,000	463,203
		1,567,632
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	400,000	415,720
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	455,000	439,075
Food — 1.0%
Sigma Finance Netherlands BV
4.875% 3/27/28 (a)	350,000	351,645
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	769,711
		1,121,356

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.3%
Suzano Austria GmbH
6.000% 1/15/29	$350,000	$361,947
Health Care - Services — 0.5%
Centene Corp.
2.450% 7/15/28	325,000	302,001
3.000% 10/15/30	325,000	290,399
		592,400
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/27 (a)	200,000	203,680
Insurance — 4.0%
American National Global Funding
5.250% 6/03/30 (a)	550,000	560,853
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	264,000	276,311
Athene Global Funding
3.205% 3/08/27 (a)	212,000	207,957
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	275,000	282,231
CNO Global Funding
2.650% 1/06/29 (a)	350,000	331,077
Enstar Group Ltd.
3.100% 9/01/31	300,000	267,945
Equitable America Global Funding
4.950% 6/09/30 (a)	280,000	285,595
Fortitude Global Funding
4.625% 10/06/28 (a) (c)	122,000	122,077
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	269,000	279,302
GA Global Funding Trust
2.250% 1/06/27 (a)	235,000	229,168
Global Atlantic Fin Co.
4.400% 10/15/29 (a)	350,000	344,716
Jackson National Life Global Funding
4.550% 9/09/30 (a)	280,000	280,284
Lincoln Financial Global Funding
4.625% 8/18/30 (a)	280,000	281,688
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303),
3.800% 3/01/28 (d)	350,000	345,691
Mercury General Corp.
4.400% 3/15/27	300,000	298,553
		4,393,448
Internet — 0.7%
AppLovin Corp.
5.125% 12/01/29	395,000	404,087

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Prosus NV
3.680% 1/21/30 (a)	$400,000	$384,283
		788,370
Investment Companies — 6.1%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	300,421
3.950% 7/15/26 (a)	605,000	601,293
ARES Capital Corp.
2.875% 6/15/28	250,000	238,686
5.875% 3/01/29	100,000	102,886
5.950% 7/15/29	305,000	315,113
ARES Strategic Income Fund
6.350% 8/15/29	538,000	557,321
Blackstone Private Credit Fund
2.625% 12/15/26	490,000	478,450
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	344,511
5.300% 6/30/30	300,000	302,104
Blue Owl Capital Corp.
8.450% 11/15/26	275,000	284,889
Blue Owl Credit Income Corp.
4.700% 2/08/27	650,000	648,878
Blue Owl Technology Finance Corp.
6.750% 4/04/29	627,000	646,886
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	265,255
6.000% 7/15/29	621,000	634,549
HPS Corporate Lending Fund
6.250% 9/30/29 (e)	305,000	314,838
6.750% 1/30/29	368,000	383,714
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	300,000	294,884
		6,714,678
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	400,000	384,699
Lodging — 0.5%
Las Vegas Sands Corp.
6.000% 8/15/29	516,000	537,427
Machinery - Diversified — 0.6%
Regal Rexnord Corp.
6.050% 4/15/28	300,000	310,329
Weir Group, Inc.
5.350% 5/06/30 (a)	280,000	288,049
		598,378
Media — 0.7%
News Corp.
3.875% 5/15/29 (a)	425,000	410,487

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Paramount Global
7.875% 7/30/30	$350,000	$390,767
		801,254
Mining — 0.5%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	400,000	386,971
Glencore Funding LLC
5.186% 4/01/30 (a)	162,000	166,907
		553,878
Oil & Gas — 3.6%
Continental Resources, Inc.
5.750% 1/15/31 (a)	425,000	438,274
Helmerich & Payne, Inc.
4.850% 12/01/29 (e)	585,000	582,535
Occidental Petroleum Corp.
5.200% 8/01/29	295,000	299,336
Ovintiv, Inc.
7.200% 11/01/31	250,000	275,694
8.125% 9/15/30	250,000	285,648
Parkland Corp.
5.875% 7/15/27 (a)	193,000	192,837
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	669,094
Santos Finance Ltd.
3.649% 4/29/31 (a)	325,000	303,372
Viper Energy Partners LLC
4.900% 8/01/30	284,000	286,118
Woodside Finance Ltd.
5.400% 5/19/30	555,000	569,949
		3,902,857
Pharmaceuticals — 0.8%
CVS Health Corp.
3.250% 8/15/29	300,000	287,594
Mylan, Inc.
4.550% 4/15/28	575,000	572,758
		860,352
Pipelines — 0.6%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	283,771
Harvest Midstream I LP
7.500% 9/01/28 (a)	234,000	236,518
Targa Resources Corp.
4.900% 9/15/30	172,000	174,705
		694,994
Real Estate Investment Trusts (REITS) — 3.4%
EPR Properties

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 8/15/29	$125,000	$120,339
4.500% 6/01/27	450,000	450,241
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	485,000	470,743
Highwoods Realty LP
4.200% 4/15/29	300,000	293,861
Omega Healthcare Investors, Inc.
5.200% 7/01/30	575,000	583,751
Piedmont Operating Partnership LP
9.250% 7/20/28	575,000	638,477
Store Capital LLC
2.750% 11/18/30	275,000	249,981
4.500% 3/15/28	650,000	647,968
Vornado Realty LP
2.150% 6/01/26	310,000	304,319
		3,759,680
Retail — 0.8%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	328,097
Dollar Tree, Inc.
4.200% 5/15/28	175,000	174,536
InRetail Consumer
3.250% 3/22/28 (a)	400,000	388,548
		891,181
Semiconductors — 1.0%
Broadcom, Inc.
5.050% 4/15/30	290,000	299,924
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	570,000	591,472
SK Hynix, Inc.
4.250% 9/11/28 (a)	200,000	199,909
		1,091,305
Software — 0.3%
Oracle Corp.
4.450% 9/26/30	290,000	289,858
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	285,000	279,914
3.375% 1/20/27 (e)	270,000	264,968
6.000% 6/16/30	275,000	280,487
		825,369
TOTAL CORPORATE DEBT (Cost $49,478,334)		50,333,744

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 39.6%
Automobile Asset-Backed Securities — 8.5%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	$365,000	$369,847
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C
4.810% 5/15/31	400,000	401,820
CarMax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	248,099
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	94,603	92,314
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	820,359
Series 2025-P3, Class A2, 4.070% 2/12/29	500,000	500,113
Series 2024-N1, Class A3, 5.600% 3/10/28 (a)	400,621	401,814
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	351,827	348,656
Series 2024-3A, Class B, 5.570% 9/15/28	500,000	502,665
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	509,135
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	401,609
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A2
4.520% 7/17/28 (a)	325,000	325,681
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	463,472	464,889
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	510,738
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A4
2.820% 4/10/29 (a)	260,920	258,203
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	300,000	304,299
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	400,000	399,872
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	212,629	215,490
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	600,000	601,785
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	1,400,000	1,405,415
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	255,269	258,922
		9,341,725
Commercial Mortgage-Backed Securities — 4.2%
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
6.066% FRN 6/15/38 (a) (b)	286,693	286,514
ELM Trust, Series 2024-ELM, Class A15,
5.994% VRN 6/10/39 (a) (b) (f)	1,100,000	1,106,992
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
5.620% FRN 8/15/38 (a) (b)	545,520	543,317
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
5.557% FRN 2/15/39 (a) (b)	900,000	882,003

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.015% FRN 3/15/38 (a) (b)	$260,400	$258,122
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
6.365% FRN 4/15/38 (a) (b)	496,000	496,465
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.466% FRN 1/15/36 (a) (b)	616,000	603,541
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.016% FRN 1/15/36 (a) (b)	414,000	403,416
		4,580,370
Credit Card Asset-Backed Securities — 1.2%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	900,000	905,595
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	400,000	405,338
		1,310,933
Other Asset-Backed Securities — 16.7%
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	600,000	602,224
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	502,039
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.829% FRN 10/18/31 (a) (b)	500,000	500,147
Bain Capital Credit CLO Ltd.
Series 2020-3A, Class A1RR, 3 mo. USD Term SOFR + 1.210% 5.529% FRN 10/23/34 (a) (b)	500,000	500,818
Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 5.649% FRN 4/18/35 (a) (b)	500,000	500,405
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	428,374
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	53,040	52,193
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.918% FRN 10/15/31 (a) (b)	500,000	500,210
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080%
5.398% FRN 7/15/34 (a) (b)	1,000,000	1,000,386
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	58,437
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812%
6.130% FRN 10/24/30 (a) (b)	500,000	500,238
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	977,848
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	109,538	107,982
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
5.584% FRN 5/20/36 (a) (b)	500,000	501,000

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	$422,188	$396,378
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.676% FRN 4/20/34 (a) (b)	500,000	500,383
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.876% FRN 10/20/34 (a) (b)	500,000	499,767
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	100,546	98,252
Goodgreen Trust, Series 2019-2A, Class A
2.760% 4/15/55 (a)	261,884	225,563
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	317,756	318,797
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	225,473	229,763
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	57,131	52,404
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	53,812	50,786
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	109,515	105,369
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	101,718	98,728
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	180,880	183,101
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	182,684	176,276
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	27,393	27,184
Juniper Valley Park CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.250%
5.576% FRN 7/20/36 (a) (b)	500,000	500,000
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550%
5.868% FRN 10/16/30 (a) (b)	500,000	500,058
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	91,652	85,736
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	18,186	17,622
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
5.980% FRN 7/25/30 (a) (b)	250,000	250,093
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	57,995	56,991
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	433,492	413,758
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	396,333	353,981
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	334,099	336,654
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	500,000	503,260
PFS Financing Corp., Series 2023-A, Class B
6.330% 3/15/28 (a)	561,000	565,496
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	128,094	128,493
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	330,601	331,297
Reach ABS Trust

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2025-2A, Class A, 4.930% 8/18/32 (a)	$268,730	$269,796
Series 2024-1A, Class A, 6.300% 2/18/31 (a)	177,339	177,597
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.668% FRN 7/15/37 (a) (b)	500,000	500,709
SoFi Consumer Loan Program Trust, Series 2025-3, Class A
4.470% 8/15/34 (a)	320,000	320,816
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
6.009% FRN 4/18/33 (a) (b)	500,000	500,085
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402%
5.721% FRN 10/23/34 (a) (b)	500,000	500,188
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%
5.419% FRN 10/23/35 (a) (b)	500,000	500,382
Trinity Rail Leasing LLC, Series 2019-1A, Class A
3.820% 4/17/49 (a)	279,651	277,916
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	690,509	702,295
Verizon Master Trust, Series 2023-1, Class B
4.740% 1/22/29	300,000	301,936
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.588% FRN 10/15/35 (a) (b)	500,000	500,853
		18,291,064
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	284,823
Student Loans Asset-Backed Securities — 5.0%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	478,452	442,211
Series 2017-A, Class B, 4.500% 11/26/46 (a)	150,246	144,151
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 5.472% FRN 12/26/47 (a) (b)	147,809	147,600
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 5.922% FRN 11/26/46 (a) (b)	99,212	99,304
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,564
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	15,458
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,518
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,800
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	243,638	237,660
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	277,350	276,302
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	936,057	857,562
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,902,838
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.812% FRN 10/25/40 (b)	281,809	266,771
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.892% FRN 1/25/44 (b)	204,811	194,619

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 4.902% FRN 1/25/41 (b)	$266,601	$252,057
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.912% FRN 1/25/55 (b)	76,790	73,375
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 5.015% FRN 11/15/35 (a) (b)	70,875	70,568
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.022% FRN 9/15/53 (a) (b)	440,287	447,619
		5,483,977
Whole Loan Collateral Collateralized Mortgage Obligations — 3.6%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	764,752	771,835
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (b) (f)	35,536	34,153
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.641% VRN 8/25/34 (b) (f)	504	501
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (b) (f)	26,441	25,897
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.421% FRN 8/25/49 (a) (b)	228,994	219,232
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (b) (f)	351,596	317,424
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b) (f)	69,971	67,081
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (f)	483,574	398,268
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (b) (f)	258,479	233,561
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (b) (f)	76,535	73,145
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (b) (f)	518,791	456,871
OBX Trust, Series 2021-NQM3, Class A3,
1.362% VRN 7/25/61 (a) (b) (f)	592,567	486,009
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (f)	307,257	292,175
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (b) (f)	139,868	125,524
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (f)	120,736	119,455
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (b) (f)	143,792	125,309
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (f)	254,665	256,680
		4,003,120
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b) (f)	107,146	94,897

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,267,408)		$43,390,909
Sovereign Debt Obligations — 0.4%
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	$400,000	413,611
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $408,237)		413,611
U.S. Government Agency Obligations and Instrumentalities (g) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #500928 7.000% 5/15/29	277	283
Pool #510083 7.000% 7/15/29	15	15
Pool #493723 7.000% 8/15/29	219	225
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 4.750% FRN 11/20/25 (b)	3	3
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (b)	20	20
		546
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $591)		546
TOTAL BONDS & NOTES (Cost $94,154,570)		94,138,810
TOTAL LONG-TERM INVESTMENTS (Cost $94,154,570)		94,138,810
Short-Term Investments — 14.7%
Commercial Paper — 11.8%
Bunge Ltd. Finance Corp.
4.398% 10/29/25 (a)	3,000,000	2,989,537
CRH America Finance, Inc.
4.733% 10/16/25 (a)	2,000,000	1,996,193
Genuine Parts Co.
4.387% 10/28/25 (a)	2,000,000	1,993,296
Oracle Corp.
4.374% 11/28/25 (a)	2,000,000	1,986,193
Penske Truck Leasing Co. LP
4.735% 10/01/25	1,000,000	999,879
Spire, Inc.
4.460% 10/22/25 (a)	3,000,000	2,992,122
		12,957,220
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (h)	1,185,043	1,185,043

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (i)	$1,939,378	$1,939,378
TOTAL SHORT-TERM INVESTMENTS (Cost $16,082,569)		16,081,641
TOTAL INVESTMENTS — 100.6% (Cost $110,237,139) (j)		110,220,451
Other Assets/(Liabilities) — (0.6)%		(664,194)
NET ASSETS — 100.0%		$109,556,257

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $72,414,326 or 66.10% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Restricted security. Certain securities are restricted to resale. At September 30, 2025, these securities amounted to a value of $345,691 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $1,160,851 or 1.06% of net assets. (Note 2).
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(i)	Maturity value of $1,939,512. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,978,204.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/25	299	$62,283,956	$27,177
Short
U.S. Treasury Note 10 Year	12/19/25	10	$(1,119,889)	$(5,111)
U.S. Treasury Note 5 Year	12/31/25	215	(23,455,149)	(21,843)
				$(26,954)

MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	63,072	$3,344,708
iShares 20+ Year Treasury Bond ETF (a)	14,921	1,333,490
iShares Broad USD High Yield Corporate Bond ETF	17,690	668,328
iShares Core Dividend Growth ETF (a)	29,623	2,016,734
iShares Core International Aggregate Bond ETF	6,519	333,968
iShares Core MSCI Emerging Markets ETF	20,356	1,341,868
iShares Core MSCI International Developed Markets ETF	108,866	8,727,787
iShares Core S&P 500 ETF	9,026	6,041,102
iShares Core S&P Mid-Cap ETF	20,515	1,338,809
iShares Core S&P Total U.S. Stock Market ETF	142,754	20,792,120
iShares Core U.S. Aggregate Bond ETF	210,090	21,061,522
TOTAL EXCHANGE-TRADED FUNDS (Cost $57,746,962)		67,000,436
TOTAL LONG-TERM INVESTMENTS (Cost $57,746,962)		67,000,436
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (b)	1,367,745	1,367,745
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (c)	$112,288	112,288
TOTAL SHORT-TERM INVESTMENTS (Cost $1,480,033)		1,480,033
TOTAL INVESTMENTS — 102.1% (Cost $59,226,995) (d)		68,480,469
Other Assets/(Liabilities) — (2.1)%		(1,429,261)
NET ASSETS — 100.0%		$67,051,208

Abbreviation Legend

ETF	Exchange-Traded Fund

MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $1,339,573 or 2.00% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(c)	Maturity value of $112,296. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $114,569.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	125,123	$6,635,273
iShares 20+ Year Treasury Bond ETF (a)	14,800	1,322,676
iShares Broad USD High Yield Corporate Bond ETF	35,094	1,325,851
iShares Core Dividend Growth ETF (a)	58,766	4,000,789
iShares Core International Aggregate Bond ETF	25,864	1,325,013
iShares Core MSCI Emerging Markets ETF	100,955	6,654,954
iShares Core MSCI International Developed Markets ETF	249,196	19,978,043
iShares Core S&P 500 ETF	15,916	10,652,579
iShares Core S&P Mid-Cap ETF	81,396	5,311,903
iShares Core S&P Total U.S. Stock Market ETF	411,093	59,875,696
iShares Core U.S. Aggregate Bond ETF	158,773	15,916,993
TOTAL EXCHANGE-TRADED FUNDS (Cost $107,950,077)		132,999,770
TOTAL LONG-TERM INVESTMENTS (Cost $107,950,077)		132,999,770
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (b)	815,955	815,955
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (c)	$249,218	249,218
TOTAL SHORT-TERM INVESTMENTS (Cost $1,065,173)		1,065,173
TOTAL INVESTMENTS — 100.7% (Cost $109,015,250) (d)		134,064,943
Other Assets/(Liabilities) — (0.7)%		(942,209)
NET ASSETS — 100.0%		$133,122,734

Abbreviation Legend

ETF	Exchange-Traded Fund

MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $942,213 or 0.71% of net assets. The Fund received $146,584 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(c)	Maturity value of $249,235. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $254,338.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.9%
Consumer Discretionary — 12.5%
AutoNation, Inc. (a)	13,625	$2,980,741
Champion Homes, Inc. (a)	12,671	967,684
Cheesecake Factory, Inc. (b)	29,762	1,626,196
Dorman Products, Inc. (a)	14,691	2,290,033
KB Home	30,288	1,927,528
Steven Madden Ltd. (b)	33,386	1,117,763
Stride, Inc. (a) (b)	12,144	1,808,728
Visteon Corp.	15,702	1,882,042
Wyndham Hotels & Resorts, Inc.	15,098	1,206,330
		15,807,045
Consumer Staples — 1.4%
BellRing Brands, Inc. (a)	29,493	1,072,070
Interparfums, Inc.	7,578	745,524
		1,817,594
Energy — 4.4%
Helmerich & Payne, Inc.	63,600	1,404,924
Kodiak Gas Services, Inc.	43,049	1,591,522
Northern Oil & Gas, Inc. (b)	62,090	1,539,832
SM Energy Co.	42,399	1,058,703
		5,594,981
Financials — 20.1%
Ameris Bancorp	12,429	911,170
Banc of California, Inc.	80,000	1,324,000
Bank of NT Butterfield & Son Ltd.	21,501	922,823
Beacon Financial Corp.	28,280	670,519
BGC Group, Inc. Class A	127,624	1,207,323
Bullish (a)	9,809	623,950
Cathay General Bancorp	33,688	1,617,361
Columbia Banking System, Inc.	78,772	2,027,591
Definity Financial Corp. (b)	16,749	860,858
DigitalBridge Group, Inc.	90,053	1,053,620
Federated Hermes, Inc.	32,579	1,691,827
Marqeta, Inc. Class A (a) (b)	142,674	753,319
OceanFirst Financial Corp.	43,965	772,465
Paymentus Holdings, Inc. Class A (a)	18,370	562,122
PennyMac Financial Services, Inc.	19,179	2,375,895
Skyward Specialty Insurance Group, Inc. (a)	21,696	1,031,862
Stifel Financial Corp.	11,491	1,303,884
United Community Banks, Inc.	30,690	962,131
Webster Financial Corp.	26,890	1,598,342
Wintrust Financial Corp.	16,596	2,197,974

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
WSFS Financial Corp.	19,287	$1,040,148
		25,509,184
Health Care — 14.3%
Addus HomeCare Corp. (a)	7,307	862,153
ADMA Biologics, Inc. (a)	113,802	1,668,337
Ascendis Pharma AS ADR (a)	6,701	1,332,226
BioLife Solutions, Inc. (a)	39,730	1,013,512
Bridgebio Pharma, Inc. (a)	23,957	1,244,327
BrightSpring Health Services, Inc. (a)	50,813	1,502,032
Caris Life Sciences, Inc. (a)	5,134	155,304
Collegium Pharmaceutical, Inc. (a)	20,488	716,875
Encompass Health Corp.	11,123	1,412,843
Guardant Health, Inc. (a)	28,923	1,807,109
Integer Holdings Corp. (a)	10,777	1,113,587
LENZ Therapeutics, Inc. (a) (b)	6,769	315,300
Repligen Corp. (a)	7,622	1,018,833
Soleno Therapeutics, Inc. (a)	10,033	678,231
Structure Therapeutics, Inc. ADR (a) (b)	11,007	308,196
Surgery Partners, Inc. (a) (b)	39,908	863,609
Tarsus Pharmaceuticals, Inc. (a)	16,355	971,978
Twist Bioscience Corp. (a)	26,997	759,696
Ultragenyx Pharmaceutical, Inc. (a)	15,193	457,005
		18,201,153
Industrials — 21.0%
AAR Corp. (a)	16,141	1,447,363
ABM Industries, Inc.	28,875	1,331,715
AGCO Corp.	6,551	701,416
Air Lease Corp.	20,195	1,285,412
Allison Transmission Holdings, Inc.	16,561	1,405,698
ATI, Inc. (a)	10,805	878,879
Atmus Filtration Technologies, Inc.	30,637	1,381,422
CACI International, Inc. Class A (a)	1,616	806,028
Casella Waste Systems, Inc. Class A (a)	18,865	1,789,911
Enpro, Inc.	10,076	2,277,176
Esab Corp.	15,898	1,776,443
Federal Signal Corp.	10,848	1,290,804
Gates Industrial Corp. PLC (a)	62,832	1,559,490
Hayward Holdings, Inc. (a)	63,935	966,697
Hub Group, Inc. Class A	42,217	1,453,953
Korn Ferry	23,052	1,613,179
Upwork, Inc. (a)	69,456	1,289,798
WillScot Holdings Corp.	36,888	778,706
Zurn Elkay Water Solutions Corp.	56,312	2,648,353
		26,682,443
Information Technology — 13.5%
Allegro MicroSystems, Inc. (a)	47,774	1,395,001
ASGN, Inc. (a)	22,413	1,061,256
Badger Meter, Inc.	5,138	917,544

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Belden, Inc.	17,404	$2,093,179
Confluent, Inc. Class A (a)	53,081	1,051,004
Itron, Inc. (a)	14,284	1,779,215
Lattice Semiconductor Corp. (a)	20,192	1,480,477
MACOM Technology Solutions Holdings, Inc. (a)	11,382	1,416,945
MKS, Inc. (b)	6,927	857,355
Progress Software Corp.	16,650	731,435
Ralliant Corp.	21,817	954,057
Sanmina Corp. (a)	2,412	277,645
Silicon Laboratories, Inc. (a)	9,491	1,244,555
Unity Software, Inc. (a)	45,875	1,836,835
		17,096,503
Materials — 3.5%
Commercial Metals Co.	33,783	1,935,090
Knife River Corp. (a)	15,188	1,167,502
Silgan Holdings, Inc.	31,428	1,351,718
		4,454,310
Real Estate — 5.7%
American Healthcare REIT, Inc.	53,569	2,250,434
Essential Properties Realty Trust, Inc.	64,339	1,914,729
Outfront Media, Inc.	74,560	1,365,939
Terreno Realty Corp.	30,820	1,749,035
		7,280,137
Utilities — 2.5%
Chesapeake Utilities Corp.	12,702	1,710,832
Portland General Electric Co. (b)	32,917	1,448,348
		3,159,180
TOTAL COMMON STOCK (Cost $92,272,784)		125,602,530
TOTAL EQUITIES (Cost $92,272,784)		125,602,530
TOTAL LONG-TERM INVESTMENTS (Cost $92,272,784)		125,602,530
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	421,939	421,939
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$1,282,803	1,282,803

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,704,742)	$1,704,742
TOTAL INVESTMENTS — 100.2% (Cost $93,977,526) (e)	127,307,272
Other Assets/(Liabilities) — (0.2)%	(256,501)
NET ASSETS — 100.0%	$127,050,771

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $7,724,923 or 6.08% of net assets. The Fund received $7,576,579 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $1,282,892. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,308,504.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML VIP BlackRock iShares® 60/40 Allocation Fund* (formerly known as MML iShares® 60/40 Allocation Fund) (“60/40 Allocation Fund”)

MML VIP BlackRock iShares® 80/20 Allocation Fund* (formerly known as MML iShares® 80/20 Allocation Fund) (“80/20 Allocation Fund”)

MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund) (“Small Cap Equity Fund”)

* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund characterized all long-term investments at Level 1, as of September 30, 2025. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2025, for the remaining Funds’ investments:

Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$874,043,410	$—	$—	$874,043,410
Exchange-Traded Funds	9,833,397	—	—	9,833,397
Short-Term Investments	323,260	3,704,777	—	4,028,037
Total Investments	$884,200,067	$3,704,777	$—	$887,904,844

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$95,502,504	$—	$95,502,504
U.S. Government Agency Obligations and Instrumentalities	—	4,180,131	—	4,180,131
U.S. Treasury Obligations	—	32,715,402	—	32,715,402
Short-Term Investments	—	34,790,434	—	34,790,434
Total Investments	$—	$167,188,471	$—	$167,188,471
Asset Derivatives
Futures Contracts	$16,477	$—	$—	$16,477
Swap Agreements	—	2,649,320	—	2,649,320
Total	$16,477	$2,649,320	$—	$2,665,797
Liability Derivatives
Futures Contracts	$(32,155)	$—	$—	$(32,155)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$278,745,783	$—	$278,745,783
Non-U.S. Government Agency Obligations	—	161,319,939	—	161,319,939
Sovereign Debt Obligations	—	1,372,399	—	1,372,399
U.S. Government Agency Obligations and Instrumentalities	—	170,232,131	—	170,232,131
U.S. Treasury Obligations	—	92,589,679	—	92,589,679
Short-Term Investments	11,113,350	14,331,597	—	25,444,947
Total Investments	$11,113,350	$718,591,528	$—	$729,704,878
Asset Derivatives
Futures Contracts	$378,351	$—	$—	$378,351
Liability Derivatives
Futures Contracts	$(11,114)	$—	$—	$(11,114)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$50,333,744	$—	$50,333,744
Non-U.S. Government Agency Obligations	—	43,390,909	—	43,390,909
Sovereign Debt Obligations	—	413,611	—	413,611
U.S. Government Agency Obligations and Instrumentalities	—	546	—	546
Short-Term Investments	1,185,043	14,896,598	—	16,081,641
Total Investments	$1,185,043	$109,035,408	$—	$110,220,451
Asset Derivatives
Futures Contracts	$27,177	$—	$—	$27,177
Liability Derivatives
Futures Contracts	$(26,954)	$—	$—	$(26,954)

Notes to Portfolio of Investments (Unaudited) (Continued)

60/40 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$67,000,436	$—	$—	$67,000,436
Short-Term Investments	1,367,745	112,288	—	1,480,033
Total Investments	$68,368,181	$112,288	$—	$68,480,469

Notes to Portfolio of Investments (Unaudited) (Continued)

80/20 Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$132,999,770	$—	$—	$132,999,770
Short-Term Investments	815,955	249,218	—	1,065,173
Total Investments	$133,815,725	$249,218	$—	$134,064,943

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$125,602,530	$—	$—	$125,602,530
Short-Term Investments	421,939	1,282,803	—	1,704,742
Total Investments	$126,024,469	$1,282,803	$—	$127,307,272

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each Fund except for the Blend Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund, may invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$530,995,148	$186,339,048	$(21,447,718)	$164,891,330
Equity Fund	644,553,684	252,445,902	(9,094,742)	243,351,160
Inflation-Protected and Income Fund	169,864,601	1,132,145	(3,808,275)	(2,676,130)
Managed Bond Fund	741,960,248	10,387,424	(22,642,794)	(12,255,370)
Short-Duration Bond Fund	110,237,139	1,192,583	(1,209,271)	(16,688)
60/40 Allocation Fund	59,226,995	9,692,035	(438,561)	9,253,474
80/20 Allocation Fund	109,015,250	25,147,204	(97,511)	25,049,693
Small Cap Equity Fund	93,977,526	38,213,600	(4,883,854)	33,329,746

4. New Accounting Pronouncements

In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.